WADDELL & REED ADVISORS FUNDS, INC.
6300 LAMAR AVENUE
P.O. BOX 29217
SHAWNEE MISSION, KANSAS 66201-9217

July 31, 2002

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Waddell & Reed Advisors Funds, Inc.
    File Nos. 811-2552 and 2-21867/CIK #217420

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, we are herewith filing through EDGAR a Supplement to the Prospectus that contains Waddell & Reed Advisors Funds, Inc. Science and Technology Fund, a series of the above-registered investment company, dated October 29, 2001; a Supplement to the Prospectus that contains Waddell & Reed Advisors Funds, Inc. Bond Fund, a series of the above-registered investment company, dated December 28, 2001; and a supplement to the Statement of Additional Information for the above-referenced registered investment company, dated December 28, 2001.

The Supplements are dated July 31, 2002.

If you have any questions or require additional information, please contact me at 913-236-1923.

Yours truly,

/s/Kristen A. Richards

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Kristen A. Richards
Vice President, Secretary and
 Associate General Counsel